Other financial instruments (Details) - Derivatives [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 5,279	$ 7,801
Non-current assets	3	92
Current liabilities	(8,523)	(19,077)
Non-current liabilities	(28,611)	(27,045)
Other financial instruments, net	(31,852)	(38,229)
Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Current assets	5,279	7,801
Non-current assets	3	92
Current liabilities	(3,600)	(10,343)
Non-current liabilities	(198)	(150)
Other financial instruments, net	1,484	(2,600)
Offtake Agreement Measured At FVTPL [Member]
IfrsStatementLineItems [Line Items]
Current assets
Non-current assets
Current liabilities	(2,352)	(2,091)
Non-current liabilities	(17,314)	(17,474)
Other financial instruments, net	(19,666)	(19,565)
Energy Forward Contracts At FVTPL [Member]
IfrsStatementLineItems [Line Items]
Current assets
Non-current assets
Current liabilities	(2,571)	(6,643)
Non-current liabilities	(11,099)	(9,421)
Other financial instruments, net	$ (13,670)	$ (16,064)